Equity (Details 2) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($) $ / shares
Share Based Payment Arrangement One [Member]
Date of grant	October 2017
Share price on date of grant | $ / shares	$ 1.62
Expected dividend
Expected volatility	64.00%
Risk free interest	1.16%
Vesting conditions	four equal batches, following one, two, three and four years from their grant date
Expected term	6 years
Share Based Payment Arrangement One [Member] | NIS [Member]
Fair value on grant date | $	$ 1,109
Share Based Payment Arrangement Two [Member]
Date of grant	January 2019
Share price on date of grant | $ / shares	$ 0.506
Expected dividend
Expected volatility	74.00%
Risk free interest	1.45%
Vesting conditions	will vest in 12 equal quarterly installments over a three-year period commencing October 1, 2018
Expected term	6 years
Share Based Payment Arrangement Two [Member] | NIS [Member]
Fair value on grant date | $	$ 947